CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 2) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Trade sales, services and fees, net									$ 10,168	$ 11,317	$ 10,847
Related party sales									131	261	232
Total revenues	$ 2,332	$ 2,638	$ 2,740	$ 2,589	$ 2,951	$ 2,884	$ 2,988	$ 2,755	10,299	11,578	11,079
Cost of goods sold									8,447	9,651	9,309
Gross profit	377	474	549	452	450	516	506	455	1,852	1,927	1,770
Selling, general and administrative									977	969	936
Research and development									160	158	140
Other operating (income) expense										(4)	10
Restructuring, impairment and plant closing costs	81	14	114	93	67	39	13	39	302	158	151
Operating income (loss)									413	646	533
Interest (expense) income									(214)	(214)	(203)
Equity in income (loss) of investment in affiliates and subsidiaries									6	6	8
Loss on early extinguishment of debt									(31)	(28)	(51)
Other income (loss)									2	(1)	2
(Loss) income from continuing operations before income taxes									176	409	289
Income tax benefit (expense)									(45)	(43)	(137)
Income (loss) from continuing operations	9	64	41	17	(35)	204	125	72	131	366	152
Income (loss) from discontinued operations, net of tax									(4)	(9)	(5)
Net income (loss)	9	64	39	15	(37)	204	125	65	127	357	147
Net income attributable to noncontrolling interests									(33)	(22)	(21)
Net income (loss) attributable to Huntsman International LLC	$ 4	$ 56	$ 29	$ 5	$ (40)	$ 198	$ 120	$ 57	94	335	126
Other comprehensive (loss) income									(234)	(484)	178
Comprehensive income attributable to noncontrolling interests									(28)	(7)	(26)
Comprehensive (loss) income attributable to Huntsman International LLC									(135)	(134)	299
Reportable legal entities | Parent Company
Revenues:
Trade sales, services and fees, net									1,054	1,194	1,039
Related party sales									238	299	315
Total revenues									1,292	1,493	1,354
Cost of goods sold									1,026	1,222	1,097
Gross profit									266	271	257
Selling, general and administrative									172	164	168
Research and development									54	48	51
Other operating (income) expense									(27)	(7)	(6)
Restructuring, impairment and plant closing costs									7	7	13
Operating income (loss)									60	59	31
Interest (expense) income									(220)	(204)	(185)
Equity in income (loss) of investment in affiliates and subsidiaries									169	186	118
Loss on early extinguishment of debt									(31)	(28)	(51)
Other income (loss)									2	3	2
(Loss) income from continuing operations before income taxes									(20)	16	(85)
Income tax benefit (expense)									113	318	210
Income (loss) from continuing operations									93	334	125
Income (loss) from discontinued operations, net of tax									1	1	1
Net income (loss)									94	335	126
Net income (loss) attributable to Huntsman International LLC									94	335	126
Other comprehensive (loss) income									(229)	(469)	173
Comprehensive (loss) income attributable to Huntsman International LLC									(135)	(134)	299
Reportable legal entities | Guarantors
Revenues:
Trade sales, services and fees, net									2,478	3,164	3,193
Related party sales									470	511	470
Total revenues									2,948	3,675	3,663
Cost of goods sold									2,341	2,909	2,904
Gross profit									607	766	759
Selling, general and administrative									174	163	131
Research and development									45	40	38
Other operating (income) expense									(29)	(8)	(10)
Restructuring, impairment and plant closing costs									12	5	15
Operating income (loss)									405	566	585
Interest (expense) income									35	37	43
Equity in income (loss) of investment in affiliates and subsidiaries									(57)	(51)	(134)
Other income (loss)									(12)	(5)
(Loss) income from continuing operations before income taxes									371	547	494
Income tax benefit (expense)									(123)	(202)	(200)
Income (loss) from continuing operations									248	345	294
Income (loss) from discontinued operations, net of tax									(2)		(1)
Net income (loss)									246	345	293
Net income (loss) attributable to Huntsman International LLC									246	345	293
Other comprehensive (loss) income									(35)	115	34
Comprehensive (loss) income attributable to Huntsman International LLC									211	460	327
Reportable legal entities | Nonguarantors
Revenues:
Trade sales, services and fees, net									6,636	6,959	6,615
Related party sales									1,062	1,377	1,277
Total revenues									7,698	8,336	7,892
Cost of goods sold									6,717	7,451	7,137
Gross profit									981	885	755
Selling, general and administrative									631	642	637
Research and development									61	70	51
Other operating (income) expense									56	11	26
Restructuring, impairment and plant closing costs									283	146	123
Operating income (loss)									(50)	16	(82)
Interest (expense) income									(29)	(47)	(61)
Equity in income (loss) of investment in affiliates and subsidiaries									5	6	8
Other income (loss)									13	3	2
(Loss) income from continuing operations before income taxes									(61)	(22)	(133)
Income tax benefit (expense)									24	(2)	26
Income (loss) from continuing operations									(37)	(24)	(107)
Income (loss) from discontinued operations, net of tax									(3)	(10)	(5)
Net income (loss)									(40)	(34)	(112)
Net income attributable to noncontrolling interests									(22)	(18)	(22)
Net income (loss) attributable to Huntsman International LLC									(62)	(52)	(134)
Other comprehensive (loss) income									(248)	(440)	48
Comprehensive income attributable to noncontrolling interests									(13)	(8)	(23)
Comprehensive (loss) income attributable to Huntsman International LLC									(301)	(482)	(87)
Eliminations
Revenues:
Related party sales									(1,639)	(1,926)	(1,830)
Total revenues									(1,639)	(1,926)	(1,830)
Cost of goods sold									(1,637)	(1,931)	(1,829)
Gross profit									(2)	5	(1)
Operating income (loss)									(2)	5	(1)
Equity in income (loss) of investment in affiliates and subsidiaries									(111)	(135)	16
Other income (loss)									(1)	(2)	(2)
(Loss) income from continuing operations before income taxes									(114)	(132)	13
Income tax benefit (expense)									(59)	(157)	(173)
Income (loss) from continuing operations									(173)	(289)	(160)
Net income (loss)									(173)	(289)	(160)
Net income attributable to noncontrolling interests									(11)	(4)	1
Net income (loss) attributable to Huntsman International LLC									(184)	(293)	(159)
Other comprehensive (loss) income									278	310	(77)
Comprehensive income attributable to noncontrolling interests									(15)	1	(3)
Comprehensive (loss) income attributable to Huntsman International LLC									$ 90	$ 22	$ (240)